Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of U.S. dollar exchange rate
	2020	2019	2018
At December 31, 1 U.S. $ =	NIS 3.215	NIS 3.456	NIS 3.748
Increase (decrease) during the year	(7.0)%	(7.8)%	8.1%
Average yearly exchange rates	NIS 3.442	NIS 3.564	NIS 3.595

Schedule of annual depreciation rates
%
Computers	33
Office furniture and equipment	7
Leasehold improvements	16.67
Laboratory equipment	15-33

Schedule of computing income (loss) per share and the effect on income (loss)
	Year ended December 31,
(in thousands except share and per share data)	2020	2019	2018
Basic and diluted (loss) per share:
(Loss) from continuing operations	$(11,824)	$(9,384)	$(4,242)
Interest of 6% to Cumulative Preferred Stock	-	(198)	(659)
	$(11,824)	$(9,582)	$(4,901)

Number of common shares at the beginning of the year	10,334,126	3,509,405	3,509,344
Weighted average number of shares issued for cash	2,603,763	518,295	-
Weighted average number of shares issued in connection with the merger	-	322,617	-
Weighted average number of stock options exercised	21,749	80,073	2
Weighted average number of warrants exercised	209,570	15,609	-
Weighted average number of shares issued in connection with conversion of Preferred Shares	-	4,203,487	-
Number of shares used in per share computation	13,169,208	8,649,486	3,509,346

Basic and diluted net (loss) per share	$(0.90)	$(1.11)	$(1.40)